33. Financial instruments and risk management (Details 7) - Interest Rate Risk [Member] R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	[1]
Short-Term Investments Net of Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Increase in the CDI rate
Reference rates	4.40%
Exposure amount (probable scenario)	R$ (1,183,581)	[2]
Short-Term Investments Net of Financial Debt [Member] | Remote Favorable Scenario (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	23,412
Short-Term Investments Net of Financial Debt [Member] | Possible Favorable Scenario (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	11,706
Short-Term Investments Net of Financial Debt [Member] | Possible Adverse Scenario (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	(11,706)
Short-Term Investments Net of Financial Debt [Member] | Remote Adverse Scenario (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	R$ (23,412)
Short And Long Term Debt Net Of Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Decrease in the Libor rate
Reference rates	1.91%
Exposure amount (probable scenario)	R$ 1,206,135	[2]
Short And Long Term Debt Net Of Short Term Investments [Member] | Remote Favorable Scenario (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	(11,733)
Short And Long Term Debt Net Of Short Term Investments [Member] | Possible Favorable Scenario (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	(5,866)
Short And Long Term Debt Net Of Short Term Investments [Member] | Possible Adverse Scenario (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	5,866
Short And Long Term Debt Net Of Short Term Investments [Member] | Remote Adverse Scenario (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse scenario	R$ 11,733

[1]	Total invested and raised in the financial market at the CDI rate and Libor interest rate.
[2]	Book balances recorded as of December 31, 2019.